BB&T FUNDS
SUPPLEMENT DATED NOVEMBER 30, 2009
TO THE
CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
AND INSTITUTIONAL SHARES PROSPECTUS
DATED FEBRUARY 1, 2009, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the BB&T Funds Class A, Class B, and Class C Shares Prospectus and the BB&T Funds Institutional Shares Prospectus (together, the “Prospectuses”), each dated February 1, 2009, as amended:
Change in Portfolio Manager — BB&T Large Cap Fund and BB&T Funds of Funds
Effective on or about November 30, 2009, Stephen L. Morgan is the portfolio manager of BB&T Large Cap Fund (the “Large Cap Fund”) and a member of the team that manages the BB&T Capital Manager Conservative Growth Fund, BB&T Capital Manager Moderate Growth Fund, BB&T Capital Manager Growth Fund, and BB&T Capital Manager Equity Fund (collectively, the “Funds of Funds”). Effective on or about November 30, 2009, the management team for the Funds of Funds consists of Jeffrey J. Schappe, Robert F. Millikan, Stephen L. Morgan, and Will Gholston.
Mr. Morgan joined BB&T Asset Management, Inc. in 1999 as a Portfolio Manager. Mr. Morgan has over 25 years of investment experience and holds a B.S. in Finance & Accounting from American University in Washington, D.C. and an M.B.A. from Virginia Tech.
Change in Portfolio Manager — BB&T Mid Cap Growth Fund and BB&T Small Cap Fund
Effective on or about November 30, 2009, Jeffrey J. Schappe is the portfolio manager of the BB&T Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the BB&T Small Cap Fund (the “Small Cap Fund”). Mr. Schappe has served as Chief Investment Officer for BB&T Asset Management, Inc. since April 2004. From 2002 through April 2004, he served as Senior Vice President and Chief Investment Officer for Citizens Advisers. He joined Citizens Advisers in 2001 as Director of Research. Before working at Citizens Advisers, Mr. Schappe managed the research department at George K. Baum & Company, a regional broker-dealer and investment bank. Prior to that, he served as Vice President/Portfolio Manager and Director of Research for Conseco Capital Management.
Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE.
BBT-PMSUP-1109

BB&T FUNDS
SUPPLEMENT DATED NOVEMBER 30, 2009
TO THE
BB&T FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2009, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information (the “SAI”) dated February 1, 2009, as amended:
Change in Portfolio Manager
BB&T Large Cap Fund and BB&T Funds of Funds
Effective on or about November 30, 2009, Stephen L. Morgan is the portfolio manager of BB&T Large Cap Fund (the “Large Cap Fund”) and a member of the team that manages the BB&T Capital Manager Conservative Growth Fund, BB&T Capital Manager Moderate Growth Fund, BB&T Capital Manager Growth Fund, and BB&T Capital Manager Equity Fund (collectively, the “Funds of Funds”). Effective on or about November 30, 2009, the management team for the Funds of Funds consists of Jeffrey J. Schappe, Robert F. Millikan, Stephen L. Morgan, and Will Gholston.
BB&T Mid Cap Growth Fund and BB&T Small Cap Fund
Effective on or about November 30, 2009, Jeffrey J. Schappe is the portfolio manager of the BB&T Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the BB&T Small Cap Fund (the “Small Cap Fund”).
Accordingly, the following information is added to the appropriate tables under the heading “Portfolio Managers” in the SAI:
The portfolio managers identified under “Investment Management” in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.
NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
AS OF SEPTEMBER 30, 2008

	OTHER REGISTERED	OTHER POOLED
	INVESTMENT	INVESTMENT	OTHER
PORTFOLIO MANAGER	COMPANIES	VEHICLES	ACCOUNTS
Stephen L. Morgan	Number: 2 Assets: $40.9 Million*	Number: None Assets: N/A**	Number: 32 Assets: $52 Million**

Jeffrey J. Schappe	Number: 2 Assets: $20 Million*	Number: None Assets: N/A	Number: 3 Assets: $1.7 Billion

*	Information is as of November 12, 2009.

**	Information is as of November 2, 2009.

As of September 30, 2008, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.
NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
AS OF SEPTEMBER 30, 2008

	OTHER REGISTERED	OTHER POOLED
	INVESTMENT	INVESTMENT	OTHER
PORTFOLIO MANAGER	COMPANIES	VEHICLES	ACCOUNTS
Stephen L. Morgan*	Number: None Assets: N/A	Number: None Assets: N/A	Number: None Assets: N/A

Jeffrey J. Schappe	Number: None Assets: N/A	Number: None Assets: N/A	Number: None Assets: N/A

*	Information is as of November 2, 2009.

DOLLAR RANGE OF EQUITY SECURITIES
NAME OF PORTFOLIO MANAGER	IN EACH FUND
Large Cap Fund: None
Capital Manager Conservative Growth Fund: None
Capital Manager Growth Fund: None
Capital Manager Moderate Growth Fund: None
Stephen L. Morgan*	Capital Manager Equity Fund: None

Mid Cap Growth Fund: None*
Small Cap Fund: None*
Capital Manager Conservative Growth Fund: None
Capital Manager Growth Fund: None
Capital Manager Moderate Growth Fund: None
Jeffrey J. Schappe	Capital Manager Equity Fund: None

*	Information is as of November 12, 2009.
Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
SAI-PMSUP-1109